Cash and Cash Equivalents (Details) - EUR (€)	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents.
Cash and cash equivalents	€ 32,968,000	€ 38,001,000	€ 48,099,000	€ 42,321,000	€ 52,111,000	€ 59,200,000